PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment, Net [Abstract]
Schedule of Property And Equipment, Net
	December 31,
	2023	2022

Cost:

Computers and software	7,536	6,586
Office furniture and equipment	1,457	1,152
Machinery and lab equipment	15,792	14,970
Leasehold improvements	18,152	17,500

	42,937	40,208

Accumulated depreciation	17,167	9,719

	$25,770	$30,489